Average Annual Total Returns (Vanguard Market Neutral Fund)	12 Months Ended
Dec. 31, 2012
Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(1.50%)
Five Years	(3.09%)
Ten Years	0.79%
Inception Date	Nov. 11, 1998
Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(1.39%)
Five Years	(3.02%)
Ten Years	0.98%
Inception Date	Oct. 19, 1998
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(1.56%)
Five Years	(3.46%)
Ten Years	0.25%
Return After Taxes on Distributions | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(1.52%)
Five Years	(3.39%)
Ten Years	0.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(0.89%)
Five Years	(2.76%)
Ten Years	0.45%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	(0.74%)
Five Years	(2.69%)
Ten Years	0.59%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
Citigroup 3-Month U.S. Treasury Bill Index | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.07%
Five Years	0.44%
Ten Years	1.69%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.98%
Five Years	(0.19%)
Ten Years	1.65%
Equity Market Neutral Funds Average | Vanguard Market Neutral Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.98%
Five Years	(0.19%)
Ten Years	1.65%